Fee and Commission Income and Expense - Services Rendered by the Bank and Its Subsidiaries and Correspond (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fees and income from services [abstract]
Fees and commissions from lines of credits and overdrafts	$ 1,553	$ 5,292	$ 3,306
Fees and commissions from guarantees and letters of credit	15,147	15,317	14,776
Fees and commissions from card services	75,574	72,932	63,388
Fees and commissions from accounts management	15,406	11,512	12,024
Fees and commissions from collections and payments	23,921	20,359	25,359
Fees and commissions from brokerage and securities management	9,844	10,966	13,183
Fees and commissions from asset management	25,845	24,718	25,965
Compensation for insurance brokerage	35,783	36,693	26,096
Investment banking and advisory fees	20,657	19,403	8,162
Fees and commissions from student loans ceded	5,735	5,300	4,680
Commissions on loan transactions	893	651	2,560
Commissions for mortgage loans	1,300	1,486	1,112
Other fees from services rendered	10,321	10,982	12,088
Other commissions earned	2,217	2,345	3,721
Totals	$ 244,196	$ 237,956	$ 216,420